Leases (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Leases
2023	$ 247,700	$ 341,900
2024	289,900	289,700
2025	267,800	267,700
2026	266,600	266,600
2027	274,500	274,500
Thereafter	200,900	200,900
Total future minimum payments	1,547,400	1,641,300
Less: imputed interest	(190,700)	(208,200)
Total present value of operating lease liabilities	$ 1,356,700	$ 1,433,100